Risk and sensitivity analysis - US, interest rate sensitivity (Details) - Jackson (US insurance operations) - Interest rate risk - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
2% change
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	2.00%	2.00%
Profit before tax, (net of related changes in amortisation of DAC), decrease in assumption	$ (6,238)	$ (4,502)
Related deferred tax, decrease in assumption	1,310	945
Net effect on profit after tax, decrease in assumption	(4,928)	(3,557)
Direct effect on carrying value of debt securities (net of related changes in amortisation of DAC), decrease in assumption	5,342	5,265
Related deferred tax, decrease in assumption	(1,122)	(1,105)
Net effect on other comprehensive income, decrease in assumption	4,220	4,160
Net effect on profit and shareholders' equity, decrease in assumption	$ (708)	$ 603
Reasonably possible increase in assumption (as a percent)	2.00%	2.00%
Profit before tax, (net of related changes in amortisation of DAC), increase in assumption	$ 3,914	$ 2,815
Related deferred tax, increase in assumption	(822)	(591)
Net effect on profit after tax, increase in assumption	3,092	2,224
Direct effect on carrying value of debt securities (net of related changes in amortisation of DAC), increase in assumption	(5,342)	(5,265)
Related deferred tax, increase in assumption	1,122	1,105
Net effect on other comprehensive income, increase in assumption	(4,220)	(4,160)
Net effect on profit and shareholders' equity, increase in assumption	$ (1,128)	$ (1,936)
1% change
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	1.00%	1.00%
Profit before tax, (net of related changes in amortisation of DAC), decrease in assumption	$ (2,815)	$ (2,188)
Related deferred tax, decrease in assumption	591	460
Net effect on profit after tax, decrease in assumption	(2,224)	(1,728)
Direct effect on carrying value of debt securities (net of related changes in amortisation of DAC), decrease in assumption	2,840	2,988
Related deferred tax, decrease in assumption	(596)	(628)
Net effect on other comprehensive income, decrease in assumption	2,244	2,360
Net effect on profit and shareholders' equity, decrease in assumption	$ 20	$ 632
Reasonably possible increase in assumption (as a percent)	1.00%	1.00%
Profit before tax, (net of related changes in amortisation of DAC), increase in assumption	$ 2,141	$ 1,530
Related deferred tax, increase in assumption	(450)	(321)
Net effect on profit after tax, increase in assumption	1,691	1,209
Direct effect on carrying value of debt securities (net of related changes in amortisation of DAC), increase in assumption	(2,840)	(2,988)
Related deferred tax, increase in assumption	596	628
Net effect on other comprehensive income, increase in assumption	(2,244)	(2,360)
Net effect on profit and shareholders' equity, increase in assumption	$ (553)	$ (1,151)